IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Long-term debt	CAD 4,785	CAD 5,696
Capital instruments	8,387	7,180
Derivatives	7,822	14,151
Deposits from bank clients	18,131	17,919
Lease obligations	838	966
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Long-term debt	401	7
Derivatives	224	593
Deposits from bank clients	15,322
Lease obligations	126
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Long-term debt	626
Derivatives	149	595
Deposits from bank clients	1,373
Lease obligations	172
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivatives	168	511
Deposits from bank clients	1,436
Lease obligations	89
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Long-term debt	3,758	4,021
Capital instruments	8,387
Derivatives	7,281	CAD 12,452
Lease obligations	CAD 451